Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
November 30, 2021
XGB-NPRT1-0122
1.9891227.103
U.S. Government and Government Agency Obligations - 99.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.25% 7/10/23	1,490,000	1,485,224
0.25% 11/27/23	3,952,000	3,926,795
0.5% 6/17/25	3,135,000	3,074,321
0.625% 4/22/25	814,000	804,039
0.875% 8/5/30	727,000	686,577
1.625% 1/7/25	15,000	15,320
1.875% 9/24/26	674,000	695,045
2% 10/5/22	5,000	5,074
2.125% 4/24/26	221,000	230,028
2.5% 2/5/24	690,000	718,291
2.625% 9/6/24	3,319,000	3,487,582
5.625% 7/15/37	163,000	244,984
6.25% 5/15/29	71,000	94,724
7.125% 1/15/30	6,000	8,589
7.25% 5/15/30	866,000	1,264,090
Freddie Mac:
0.375% 4/20/23	5,430,000	5,426,584
2.75% 6/19/23	11,000	11,394
6.25% 7/15/32	585,000	848,320
6.75% 9/15/29	185,000	256,866
6.75% 3/15/31	173,000	250,755
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		23,534,602
U.S. Treasury Obligations - 95.9%
U.S. Treasury Bonds:
1.125% 5/15/40	1,491,000	1,322,447
1.125% 8/15/40	2,654,000	2,346,509
1.25% 5/15/50	2,001,000	1,750,015
1.375% 11/15/40	12,447,000	11,477,495
1.375% 8/15/50	1,935,000	1,746,262
1.625% 11/15/50	8,594,000	8,240,505
1.75% 8/15/41	2,948,000	2,894,107
1.875% 2/15/41	6,716,000	6,737,775
1.875% 2/15/51	3,943,000	4,008,922
1.875% 11/15/51	1,689,000	1,722,252
2% 11/15/41	1,721,000	1,764,025
2% 2/15/50	2,463,000	2,573,450
2% 8/15/51	2,671,000	2,797,038
2.25% 5/15/41	4,860,000	5,172,863
2.25% 8/15/49	1,094,000	1,202,674
2.375% 11/15/49	1,189,000	1,342,641
2.375% 5/15/51	5,313,000	6,026,104
2.5% 2/15/45	10,000	11,204
2.75% 8/15/42	688,000	794,156
2.75% 8/15/47	1,961,000	2,335,505
2.875% 5/15/43	10,000	11,784
2.875% 8/15/45	66,000	79,001
2.875% 11/15/46	3,374,000	4,082,672
2.875% 5/15/49	1,675,000	2,070,457
3% 5/15/42	158,000	189,440
3% 11/15/44	135,000	163,730
3% 5/15/45	303,000	369,317
3% 11/15/45	732,000	896,700
3% 2/15/47	8,375,000	10,369,951
3% 5/15/47	808,000	1,003,088
3% 2/15/48	636,000	794,776
3% 8/15/48	519,000	650,514
3% 2/15/49	420,000	529,561
3.125% 11/15/41	800,000	974,063
3.125% 2/15/43	137,000	167,354
3.125% 8/15/44	233,000	287,446
3.125% 5/15/48	5,111,000	6,540,483
3.375% 5/15/44	1,939,000	2,478,133
3.375% 11/15/48	9,240,000	12,387,375
3.625% 8/15/43	81,000	106,638
3.625% 2/15/44	600,000	792,961
3.75% 8/15/41	275,000	363,569
3.75% 11/15/43	6,095,000	8,179,442
3.875% 8/15/40	1,136,000	1,519,001
4.25% 11/15/40	92,000	128,638
4.375% 11/15/39	923,000	1,303,954
4.5% 2/15/36	861,000	1,202,037
4.625% 2/15/40	189,000	275,025
4.75% 2/15/41	12,000	17,859
5% 5/15/37	1,801,000	2,662,103
5.25% 11/15/28	5,000	6,304
5.25% 2/15/29	3,824,000	4,850,206
6.125% 8/15/29	443,000	598,465
U.S. Treasury Notes:
0.125% 10/31/22	17,061,000	17,043,006
0.125% 11/30/22	9,004,000	8,991,338
0.125% 12/31/22	1,901,000	1,897,658
0.125% 2/28/23	13,081,000	13,045,232
0.125% 9/15/23	2,365,000	2,349,664
0.125% 12/15/23	4,274,000	4,234,432
0.125% 1/15/24	8,513,000	8,425,875
0.125% 2/15/24	12,495,000	12,359,312
0.25% 4/15/23	872,000	870,603
0.25% 5/15/24	17,808,000	17,609,747
0.25% 6/15/24	33,315,000	32,911,576
0.25% 5/31/25	1,615,000	1,574,940
0.25% 6/30/25	4,121,000	4,015,077
0.25% 7/31/25	615,000	598,400
0.25% 8/31/25	380,000	369,194
0.25% 9/30/25	448,000	435,068
0.25% 10/31/25	2,642,000	2,561,398
0.375% 7/15/24	1,856,000	1,838,238
0.375% 8/15/24	14,070,000	13,926,002
0.375% 9/15/24	5,316,000	5,255,780
0.375% 4/30/25	3,668,000	3,597,076
0.375% 12/31/25	9,964,000	9,685,709
0.375% 7/31/27	16,902,000	16,125,564
0.375% 9/30/27	1,530,000	1,454,875
0.5% 3/15/23	95,000	95,197
0.5% 3/31/25	202,000	199,199
0.5% 2/28/26	8,512,000	8,301,528
0.5% 4/30/27	2,917,000	2,810,233
0.5% 5/31/27	3,735,000	3,592,165
0.5% 6/30/27	2,645,000	2,542,506
0.5% 8/31/27	3,933,000	3,770,149
0.5% 10/31/27	6,010,000	5,746,593
0.625% 10/15/24	1,030,000	1,024,850
0.625% 7/31/26	2,820,000	2,754,237
0.625% 3/31/27	1,366,000	1,326,834
0.625% 11/30/27	1,727,000	1,662,035
0.625% 12/31/27	2,957,000	2,842,647
0.625% 5/15/30	1,227,000	1,151,702
0.625% 8/15/30	9,798,000	9,175,291
0.75% 3/31/26	15,634,000	15,400,101
0.75% 4/30/26	5,776,000	5,685,299
0.75% 8/31/26	6,342,000	6,227,547
0.875% 6/30/26	5,006,000	4,949,291
0.875% 9/30/26	4,216,000	4,161,653
0.875% 11/15/30	2,949,000	2,819,405
1.125% 2/28/25	827,000	832,653
1.125% 2/28/27	478,000	476,768
1.125% 8/31/28	1,069,000	1,052,881
1.125% 2/15/31	8,959,000	8,745,874
1.25% 7/31/23	624,000	632,336
1.25% 8/31/24	1,913,000	1,937,585
1.25% 4/30/28	783,000	779,636
1.25% 6/30/28	5,290,000	5,259,417
1.25% 9/30/28	800,000	794,125
1.25% 8/15/31	3,974,000	3,910,043
1.375% 2/15/23	687,000	695,802
1.375% 1/31/25	66,000	67,011
1.375% 8/31/26	3,658,000	3,699,295
1.375% 11/15/31	3,631,000	3,608,874
1.5% 1/15/23	3,496,000	3,542,841
1.5% 9/30/24	1,066,000	1,086,820
1.5% 10/31/24	641,000	653,469
1.5% 11/30/24	4,483,000	4,570,383
1.5% 8/15/26	192,000	195,233
1.5% 2/15/30	8,582,000	8,662,121
1.625% 11/15/22	211,000	213,745
1.625% 12/15/22	4,336,000	4,396,636
1.625% 2/15/26	10,000	10,222
1.625% 5/15/26	222,000	226,891
1.625% 9/30/26	199,000	203,594
1.625% 10/31/26	3,500,000	3,581,621
1.625% 8/15/29	808,000	823,718
1.625% 5/15/31	6,273,000	6,394,539
1.75% 1/31/23	2,671,000	2,716,177
1.75% 6/30/24	1,098,000	1,126,394
1.75% 7/31/24	720,000	739,238
1.75% 12/31/24	1,000	1,027
1.75% 11/15/29	839,000	863,646
1.875% 7/31/26	105,000	108,589
2% 10/31/22	1,355,000	1,376,648
2% 11/30/22	242,000	246,178
2% 5/31/24	1,618,000	1,669,574
2% 2/15/25	56,000	57,938
2% 8/15/25	422,000	437,248
2% 11/15/26	2,382,000	2,480,537
2.125% 12/31/22	69,000	70,364
2.125% 3/31/24	2,417,000	2,498,668
2.125% 5/15/25	734,000	763,245
2.25% 4/30/24	2,642,000	2,740,559
2.25% 11/15/24	196,000	204,131
2.25% 12/31/24	24,000	25,009
2.25% 2/15/27	1,829,000	1,927,094
2.25% 8/15/27	1,597,000	1,685,022
2.25% 11/15/27	1,198,000	1,265,715
2.375% 1/31/23	92,000	94,207
2.375% 2/29/24	6,467,000	6,715,575
2.375% 8/15/24	200,000	208,586
2.375% 4/30/26	626,000	660,161
2.375% 5/15/27	2,224,000	2,361,176
2.375% 5/15/29	1,105,000	1,183,170
2.5% 3/31/23	67,000	68,897
2.5% 1/31/24	7,562,000	7,868,025
2.5% 5/15/24	200,000	208,742
2.5% 2/28/26	1,670,000	1,767,460
2.625% 2/28/23	122,000	125,474
2.625% 6/30/23	4,568,000	4,726,096
2.625% 12/31/23	223,000	232,373
2.625% 3/31/25	1,463,000	1,544,551
2.625% 12/31/25	1,867,000	1,984,344
2.625% 1/31/26	998,000	1,061,194
2.625% 2/15/29	2,771,000	3,010,107
2.75% 5/31/23	237,000	245,295
2.75% 7/31/23	425,000	441,203
2.75% 8/31/23	23,000	23,904
2.75% 11/15/23	202,000	210,640
2.75% 2/28/25	40,000	42,370
2.75% 6/30/25	1,403,000	1,490,359
2.75% 8/31/25	17,000	18,086
2.75% 2/15/28	1,629,000	1,771,283
2.875% 9/30/23	2,531,000	2,639,952
2.875% 10/31/23	36,000	37,600
2.875% 11/30/23	870,000	910,000
2.875% 4/30/25	4,817,000	5,129,729
2.875% 5/31/25	104,000	110,841
2.875% 7/31/25	3,667,000	3,914,952
2.875% 11/30/25	629,000	674,234
2.875% 5/15/28	6,532,000	7,161,726
2.875% 8/15/28	15,612,000	17,154,905
3% 9/30/25	2,655,000	2,852,569
3% 10/31/25	3,689,000	3,967,116
3.125% 11/15/28	7,048,000	7,878,618
TOTAL U.S. TREASURY OBLIGATIONS		580,284,876
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $601,641,377)		603,819,478

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $4,835,520)	4,834,553	4,835,520

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $606,476,897)	608,654,998
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(3,338,353)
NET ASSETS - 100.0%	605,316,645

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,571,790	20,400,319	17,136,589	340	-	-	4,835,520	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	17,396,089	24,600,413	41,996,502	2,416	-	-	-	0.0%
Total	18,967,879	45,000,732	59,133,091	2,756	-	-	4,835,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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